Share-Based Compensation (Narrative) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012 Y	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation maximum option term (in years)	10
Future awards shares under approved incentive compensation plans	688,943
Minimum vesting period (in years)	1.5
Maximum vesting period (in years)	7
Excess tax benefits as financing cash inflows	$ 1,221,000	$ 1,454,000	$ 637,000
Net cash proceeds from exercise of stock options	2,813,000	6,807,000	1,631,000
Aggregate intrinsic value of shares underlying outstanding stock options	2,647,000
Aggregate intrinsic value of shares underlying exercisable stock options	2,600,000
Total intrinsic value of options exercised	1,765,000	6,783,000	2,314,000
Compensation expense based on the number of share equivalents vested	2,185,000	1,368,000	381,000
Contributions made by the company to 401(k) plan	1,299,000	1,177,000	739,000
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unearned compensation vesting period (in years)	7
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unearned compensation vesting period (in years)	3
Phantom Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Minimum vesting period (in years)	5
Maximum vesting period (in years)	7
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to stock options	5,174,000
Unrecognized compensation cost related to stock options expected to be recognized over a weighted-average period	4 years 8 months 12 days
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to stock options	$ 22,421,000